                                   SUPPLEMENT
                             DATED JANUARY 5, 2007
                                     TO THE
                    MLIG VARIABLE INSURANCE TRUST PROSPECTUS
                               DATED MAY 1, 2006

ROSZEL/WILLIAM BLAIR INTERNATIONAL PORTFOLIO

On December 20, 2006, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to accept the resignation of William Blair & Co. ("William Blair") and further voted to retain JPMorgan Investment Management, Inc. ("JPMorgan") as the replacement for William Blair. In connection with the replacement of William Blair with JPMorgan, the board approved changing the name of the Roszel/William Blair International Portfolio to the Roszel/JPMorgan International Equity Portfolio (the "Portfolio").

This supplement describes the primary investment strategies and the principal risks of the Roszel/JPMorgan International Equity Portfolio. It also provides information about the new investment subadviser, JPMorgan, including practices and techniques that JPMorgan may use in managing the Portfolio's assets.

Accordingly, in general, wherever they appear throughout the Prospectus, references to the Roszel/William Blair International Portfolio should be replaced with references to the Roszel/JPMorgan International Equity Portfolio and references to William Blair should be replaced with references to JPMorgan.

Page 30 of the Prospectus should be replaced in its entirety with the following:

                 ROSZEL/JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
What is this Portfolio's goal?

This Portfolio seeks long-term capital appreciation.

PORTFOLIO MANAGEMENT
The Portfolio is managed by JPMorgan Investment Management, Inc.

PRIMARY INVESTMENT STRATEGIES
How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing PRIMARILY in EQUITY SECURITIES OF FOREIGN ISSUERS. The Adviser seeks to a build a diversified, high conviction portfolio comprised of well-managed, quality companies that exhibit stronger growth than their peers yet whose stocks are trading at or below market valuations. To identify such investment opportunities, the Adviser leverages the insights derived from its locally-based regional teams and global sector specialists. Portfolios are constructed by a highly-experienced team of portfolio managers, who seek to manage risk while maximizing returns. Stock selection is the primary driver of those returns.


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101842-1206

The Adviser invests in securities of a wide variety of foreign issuers, including depository receipts. The Portfolio generally invests in securities of issuers located in, having their principal business operations in, or having their securities principally traded in at least three countries other than the United States. Except for the United Kingdom and Japan, under normal market conditions, the Portfolio does not invest more than 25% of its total assets in securities of issuers located in, having their principal business operations in, or having their securities principally traded in any single foreign country.
The Portfolio's performance benchmark is the MSCI EAFE Index.

The Portfolio may invest up to 20% of its total assets in INCOME-BEARING SECURITIES, including NON-DOLLAR SECURITIES. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers located in countries with emerging economies or securities markets.

PRINCIPAL RISKS
What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in EQUITY SECURITIES, this Portfolio is subject to market risk. Loss of money is a significant risk of investing in this Portfolio. Due to its focus on EQUITY SECURITIES that may appreciate in value and lack of emphasis on those that provide income, this Portfolio typically experiences greater volatility over time than funds that invest in INCOME-BEARING SECURITIES.

Investing in SECURITIES OF FOREIGN issuers and in NON-DOLLAR SECURITIES involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the Portfolio more volatile than a comparable domestic equity fund. These risks are particularly great when investing in SECURITIES OF FOREIGN ISSUERS located in less developed countries with emerging economies or securities markets.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail in the Introduction, later in this prospectus and in the SAI. Before you invest, please carefully read the section on "Risks of Certain Investments and Investment Techniques."

The section about William Blair on page 50 of the Prospectus should be replaced with the following:

JPMorgan Investment Management, Inc. Roszel/JPMorgan International Equity Portfolio
245 Park Avenue
New York, NY 10167

JPMorgan Investment Management Inc. (""JPMorgan'') offers a wide range of services to governmental, institutional, corporate and individual customers, and acts as an investment adviser to individual and institutional clients.
JPMorgan, an indirect wholly-owned subsidiary of J.P. Morgan Chase and Co., is a publicly-traded bank holding company. As of September 30, 2006, JPMorgan and its affiliates had approximately $935 billion in assets under management.


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
James Fisher, managing director, is a portfolio manager in the Global Portfolios Group, based in London and responsible for EAFE Plus funds. Mr. Fisher, who is primarily responsible for making day-to-day investment decisions for the Portfolio, leads a portfolio management team that currently consists of seven members. An employee since 1985, Mr. Fisher was previously based in Hong Kong as a portfolio manager in the Global Group responsible for European markets and prior to this, a portfolio manager investing in the UK. He joined the company as a trainee portfolio manager. Mr. Fisher holds a B.A. in Latin from Reading University and is an ASIP and a member of the CFA Institute.

                                    *  *  *

Please retain this supplement with your Prospectus for future reference.




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
                                   SUPPLEMENT
                             DATED JANUARY 5, 2007
                                     TO THE
                         MLIG VARIABLE INSURANCE TRUST
                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2006

ROSZEL/WILLIAM BLAIR INTERNATIONAL PORTFOLIO

On December 20, 2006, the board of trustees (the "board") for the MLIG Variable Insurance Trust voted to accept the resignation of William Blair & Co. ("William Blair") and further voted to retain JPMorgan Investment Management, Inc. ("JPMorgan") as the replacement for William Blair. In connection with the replacement of William Blair with JPMorgan, the board approved changing the name of the Roszel/William Blair International Portfolio to the Roszel/JPMorgan International Equity Portfolio (the "Portfolio").

This supplement provides additional information about JPMorgan.

Accordingly, in general, wherever they appear throughout the Statement of Additional Information ("SAI"), references to the Roszel/William Blair International Portfolio should be replaced with references to the Roszel/JPMorgan International Equity Portfolio and references to William Blair should be replaced with references to JPMorgan.

On page 42 of the SAI, the information about William Blair should be replaced with the following:

JPMorgan Investment            JPMorgan Investment Management Inc. ("JPMorgan"), an indirect wholly-owned
Management Inc.                subsidiary of J.P. Morgan Chase and Co., is a publicly-traded bank holding company. As of September 30, 2006, JPMorgan and its affiliates had approximately $935 billion in assets under management. JPMorgan's principal business address is 245 Park Avenue New York, NY 10167.

On page 44 of the SAI, the seventh row of the table should be replaced with the following:

Roszel/JPMorgan International     JPMorgan Investment Management Inc.     December 20, 2006
Equity Portfolio

On page 46 of the SAI, the eighth row of the table should be replaced with the following:

Roszel/JPMorgan International     JPMorgan Investment Management Inc.     0.40%
Equity Portfolio




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
On page 73 of the SAI, the information about William Blair should be replaced with the following:


JPMORGAN INVESTMENT MANAGEMENT INC.

POTENTIAL CONFLICTS OF INTEREST. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Portfolio ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JPMorgan Investment Management Inc. (JPMorgan)'s and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JPMorgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Portfolio or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JPMorgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JPMorgan or its affiliates could be viewed as having a conflict of interest to the extent that JPMorgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JPMorgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities because of market factors or investment restrictions imposed upon JPMorgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JPMorgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JPMorgan and its affiliates may be perceived as causing accounts it manages to participate in an offering to increase JPMorgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JPMorgan or its affiliates manage accounts that engage in short sales of securities of the type in which the Portfolio invests, JPMorgan or its affiliates could be seen as harming the performance of the Portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JPMorgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JPMorgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JPMorgan and its affiliates is to meet their fiduciary obligation with respect to all clients; therefore, JPMorgan and its affiliates have policies and procedures designed to manage the conflicts. JPMorgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan's Codes of Ethics and Code of Conduct. With respect to the allocation of investment opportunities, JPMorgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day, consistent with JPMorgan's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JPMorgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JPMorgan and its affiliates attempts to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMorgan or its affiliates so that fair and equitable allocation will occur over time.

PORTFOLIO MANAGER COMPENSATION STRUCTURE. JPMorgan's Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of JPMorgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the JPMorgan or its affiliates. When these deferred amounts vest, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER. As of October 31, 2006, James Fisher managed seven other mutual funds with $8.6 billion in assets; six other pooled investment vehicles with over $6 billion in assets; and 32 other accounts with over $7.9 billion in assets. Six of the other accounts, with $2 billion in assets, pay an advisory fee that is based on the performance of the account.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. As of January 5, 2007, James Fisher did not own any shares of Roszel/JPMorgan International Equity Portfolio.

With respect to the charts in Appendix 2 of the SAI, from page 94 to 101, the entries for William Blair should be deleted. The charts currently contain a description of JPMorgan's proxy voting policies.

Information about William Blair's proxy voting policies on pages 127-130 of the SAI should be deleted. Information about JPMorgan's proxy voting policies is contained on pages 103-104 of the SAI.

                                    *  *  *

Please retain this supplement with your SAI for future reference.



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